FINANCIAL AND CAPITAL RISK MANAGEMENT (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL AND CAPITAL RISK MANAGEMENT (Tables)
Net loss FVTPL	$ 840,000	$ 1,504,000
Cash and cash equivalents	29,516,000,000	28,901,000,000
Cash and cash equivalents foreign currency risk	$ 2,117,000,000
Investments in equity instruments designated percentage FVTPL	10.00%
Investment in equity instrument designated percentage FVTOCI	10.00%
Other comprehensive income (loss)	$ 1,142,000	$ 1,011,000